Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment, Net
7.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	December 31,
	2015	2016
Office building	$55,017	$51,638
Plant and machinery	12,307	11,483
Software application	8,063	7,731
Furniture, fixtures and equipment	4,351	4,068
Leasehold improvements	4,087	3,814
Motor vehicles	863	744

	84,688	79,478
Less: accumulated depreciation	(28,812)	(30,307)
Impairment of long-lived assets	(28)	(26)

Property, plant and equipment, net	$55,848	$49,145

Construction in progress	36,389	69,792

Property, plant and equipment, net for discontinued operations which were included in other assets held for sale consisted of the following:

	December 31,
	2015	2016
Office building	$3,440	$35,321
Less: accumulated depreciation	(657)	(860)

Property, plant and equipment, net	$2,783	$34,461

Construction in progress	$110,913	$75,869

The Group recorded depreciation expenses of $2,507, $3,532 and $3,436 for the years ended December 31, 2014, 2015 and 2016, respectively. The Group recorded depreciation of property for discontinued operations of $113, $74 and $259 for the years ended December 31, 2014, 2015 and 2016, respectively.

The property owned by Techfaith Shanghai with a carrying value of $3,836 at December 31, 2015 was pledged for a twelve-month loan of $3,087 (RMB 20 million) from Beijing Zhichun Branch of Hua Xia Bank to Techfaith China. The loan was fully repaid in February 2016 and the pledge was resolved accordingly. This property with a carrying value of $3,486 at December 31, 2016 was pledged for a twelve-month loan of $2,880 (RMB 20 million) from Beijing International Trust Co., Ltd., a third party financial institution, through the Shuangxiu Branch of Beijing Bank to Techfaith China. In October 2016, Techfaith China repaid the principle of $1,440 (RMB 10 million). On April 5, 2017, Techfaith China repaid the remaining principle of $1,440 (RMB 10 million) and the pledge was resolved accordingly.

Part of the properties owned by Techfaith Hangzhou with a carrying value of $22,866 at December 31, 2015 was pledged for a twelve-month loan of $7,200 from Beijing Sanyuanqiao Branch of Ping An Bank to Techfaith HK. The loan was fully repaid in July 2016 and the pledge was resolved accordingly.

The properties owned by Techfaith Hangzhou with a carrying value of $35,114 at December 31, 2016 was pledged for a ten-year credit of $27,585(RMB 191.5 million) from Hangzhou Xiaoshan Branch of China Citic Bank to Techfaith Hangzhou. Under this credit line, Techfaith Hangzhou obtained a ten-year loan of $12,963 (RMB 90 million) to repay the loans from the subsidiaries of the Group on June 20, 2016.

A property of Techfaith Intelligent Handset Beijing with a carrying value of $2,783 at December 31, 2015 was pledged for a bank loan to Guanghuanxinwang, a third party company. The loan was fully repaid in August 2016 and the pledge was resolved accordingly.

Part of the properties of Techfaith Intelligent Handset Beijing with a carrying value of $9,553 at December 31, 2016 was pledged for a bank credit of $5,761(RMB40 million) to an EMS factory of the Group to fund the capital demand for production.